Income Taxes - Schedule of Tax Effects of Temporary Differences to Significant Portions of Deferred Tax Assets (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 3,697,105	$ 3,459,513
Credits	359,980	346,552
Other temporary differences	1,847,770	1,642,940
Gross deferred tax asset	5,904,855	5,449,005
Deferred tax assets valuation allowance	(5,904,855)	(5,449,005)
Deferred tax assets	$ 0	$ 0